Notes Payable (Details) - USD ($)										1 Months Ended		3 Months Ended				9 Months Ended		12 Months Ended
	Dec. 19, 2025	Oct. 30, 2025	Sep. 15, 2025	Aug. 25, 2025	Jun. 30, 2025	Dec. 10, 2024	Apr. 29, 2022	Apr. 27, 2022	Aug. 29, 2020	May 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Oct. 09, 2025	May 07, 2025	Aug. 08, 2024	Jul. 10, 2024
Notes Payable [Line Items]
Subordinated promissory notes																		$ 298,927	$ 0
Current liabilities																$ 1,733,170	$ 2,367,500	2,367,500
Unamortized discount												$ 1,685,934				1,685,934		3,032
Discount amortization in interest expense												150,000				939,162	7,720	13,727	21,685
Interest expense																		369,420	126,047
Amortization of notes																13,537
Fair value of warrants issued												717,948	$ 1,427,653
Extinguishment of principal amount																122,884
Issuance of value on debt extinguishment														$ 462,955
Gain loss on debt extinguishment																(122,864)
The carrying amount of EIDL loan												5,311,284				5,311,284		2,614,612
Warrant [Member]
Notes Payable [Line Items]
Issuance of shares on debt extinguishment (in Shares)					74,430
Notes 2024 [Member]
Notes Payable [Line Items]
Extinguishment of principal amount					$ 400,000
Accrued interest on debt extinguishment					62,975
Gain loss on debt extinguishment					122,864
Notes 2024 [Member] | Warrant [Member]
Notes Payable [Line Items]
Fair value of warrants					$ 122,884
EIDL loan [Member]
Notes Payable [Line Items]
Interest expense												228			$ 287	688	869	$ 804	0
Principal amount									$ 25,000
Accrued interest percentage									3.75%									3.75%
The carrying amount of EIDL loan												24,226				$ 24,226		$ 24,636
Notes 2024 [Member]
Notes Payable [Line Items]
Subordinated promissory notes											$ 2,485,000				$ 2,485,000		$ 2,485,000		$ 2,485,000			$ 2,500,000	$ 1,500,000
Interest percentage											18.00%				18.00%		18.00%		18.00%
Maturity date																		Jun. 30, 2025
Maturity date, end																Dec. 31, 2025
Outstanding principal						$ 17,500
Maturity date, start																Jun. 30, 2025
Notes 2024 [Member] | Subordinated Promissory Notes [Member]
Notes Payable [Line Items]
Maturity date																Mar. 31, 2026
Maturity date, end																		Dec. 31, 2025
Subordinated Promissory Notes [Member]
Notes Payable [Line Items]
Note carrying value																			$ 117,500
Western Technology Investment Note [Member]
Notes Payable [Line Items]
Maturity date																Sep. 01, 2025		Sep. 01, 2025
Note carrying value																		$ 222,476	619,996
Initial commitment							$ 1,000,000	$ 1,000,000
Issuance date																Mar. 01, 2023		Mar. 01, 2023
Monthly installments of debt																$ 38,967		$ 38,967
Fixed interest rate								12.25%										12.25%
Issuance of convertible promissory note												0				0		$ 225,508	636,755
Unamortized deferred loan costs																		1,500	6,000
Unamortized discount																		1,532	10,759
Discount amortization in interest expense												0			$ 3,181	3,032	$ 11,095	13,727	21,685
Interest expense												0			12,482	8,295	47,207	$ 56,359	104,362
Convertible Notes [Member]
Notes Payable [Line Items]
Note carrying value												235,683				235,683
Issuance of convertible promissory note												560,000				560,000
Unamortized deferred loan costs												7,741				7,741
Unamortized discount												316,576				316,576
Discount amortization in interest expense												549,217
Interest expense												33,300				46,620
Second 2025 Notes [Member]
Notes Payable [Line Items]
Subordinated promissory notes												1,500,000				1,500,000				$ 1,500,000
Note carrying value												1,567,485				1,567,485
Issuance of convertible promissory note												1,650,000				1,650,000
Unamortized discount												82,515				82,515
Discount amortization in interest expense												$ 67,485				$ 67,485
Valuation price (in Dollars per share)												$ 8.75				$ 8.75
Debt Instrument, Interest Rate During Period												6.00%
Debt Instrument, Interest Rate, Effective Percentage												10.00%				10.00%
Second 2025 Notes [Member] | Chief Executive Officer [Member]
Notes Payable [Line Items]
Subordinated promissory notes												$ 225,000				$ 225,000
Notes 2024 And Second 2025 Notes [Member]
Notes Payable [Line Items]
Interest expense												108,600			111,519	302,717	188,033
Streeterville Capital, LLC [Member]
Notes Payable [Line Items]
Discount amortization in interest expense												94,657				94,657
Fair value of warrants																2,145,601
Streeterville Capital, LLC [Member] | Convertible Notes [Member]
Notes Payable [Line Items]
Note carrying value	$ 560,000	$ 560,000		$ 2,220,000								1,341,251				1,341,251
Fixed interest rate	6.00%	6.00%		6.00%
Issuance of convertible promissory note												2,220,000				2,220,000
Unamortized deferred loan costs												10,667				10,667
Unamortized discount	$ 50,000	$ 50,000		$ 200,000								868,082				868,082
Discount amortization in interest expense																768,905
Interest expense												5,693				5,693
Valuation price (in Dollars per share)	$ 8.75	$ 8.75		$ 8.75
Amortization of notes	$ 10,000	$ 10,000		$ 20,000
Streeterville Capital, LLC [Member] | Secured Convertible Promissory Note [Member]
Notes Payable [Line Items]
Note carrying value												159,647				159,647
Issuance of convertible promissory note												560,000				560,000
Unamortized deferred loan costs												9,555				9,555
Unamortized discount												390,798				390,798
Discount amortization in interest expense												18,620				18,620
Interest expense												$ 1,120				$ 1,120
Related Party [Member]
Notes Payable [Line Items]
Note carrying value													$ 217,678
Related Party [Member] | 2025 Notes [Member]
Notes Payable [Line Items]
Subordinated promissory notes																					$ 500,000
Maturity date										Sep. 30, 2025
Note carrying value										$ 217,678
Accrued interest			$ 12,873
Fixed interest rate										18.00%
Debt Instrument, Repaid, Principal			$ 217,678
Series B Preferred Stock [Member]
Notes Payable [Line Items]
Issuance of shares on debt extinguishment (in Shares)					74,430													74,430
Series B Preferred Stock [Member] | Subordinated Promissory Notes [Member] | Warrant [Member]
Notes Payable [Line Items]
Accrued interest											$ 7,991								$ 7,991
Series B Preferred Stock [Member] | Notes 2024 [Member]
Notes Payable [Line Items]
Issuance of shares on debt extinguishment (in Shares)					74,430
Issuance of value on debt extinguishment					$ 462,955
Series B Preferred Stock [Member] | Notes 2024 [Member] | Warrant [Member]
Notes Payable [Line Items]
Outstanding principal						$ 17,500
Series B Preferred Stock [Member] | Subordinated Promissory Notes [Member] | Warrant [Member]
Notes Payable [Line Items]
Note carrying value											$ 117,500				$ 117,500		$ 117,500
Class A Ordinary Shares [Member] | Convertible Notes [Member]
Notes Payable [Line Items]
Fair value of warrants issued	$ 358,974	$ 358,974		$ 1,427,653
Class A Ordinary Shares [Member] | Second 2025 Notes [Member]
Notes Payable [Line Items]
Conversion percentage												85.00%
Class A Ordinary Shares [Member] | Streeterville Capital, LLC [Member] | Convertible Notes [Member]
Notes Payable [Line Items]
Conversion percentage	85.00%	85.00%		85.00%